Condensed Consolidated Statements of Stockholders' Equity - USD ($)	Previously Reported [Member] Common Stock [Member]	Previously Reported [Member] Additional Paid-in Capital [Member]	Previously Reported [Member] Retained Earnings [Member]	Previously Reported [Member] AOCI Attributable to Parent [Member]	Previously Reported [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
BALANCE at Dec. 31, 2022	$ 19	$ 52,497,045	$ (44,706,671)	$ (220,643)	$ 7,569,750	$ 19	$ 52,497,045	$ (45,053,231)	$ (220,643)	$ 7,223,190
BALANCE, shares at Dec. 31, 2022	1,883,342					1,883,342
Prior Period Adjustments			$ (346,560)		(346,560)
Exercise of warrants issued August 2022						$ 1	1,322,884			$ 1,322,885
Exercise of warrants issued August 2022, shares						118,238				118,238
Warrants issued for services							2,700			$ 2,700
Stock for Services							138,546			$ 138,546
Stock for Services, shares						19,656				19,656
Stock Compensation Expense							104,600			$ 104,600
Net Loss					$ (3,235,124)			(4,142,666)		(4,142,666)
Comprehensive Loss									(775)	(775)
BALANCE at Dec. 31, 2023						$ 20	54,065,775	(49,195,897)	(221,418)	4,648,480
BALANCE, shares at Dec. 31, 2023						2,021,236
Net Loss								(1,289,596)		(1,289,596)
Comprehensive Loss									(34,591)	(34,591)
Cost of Financing							(3,690)			(3,690)
Cost of Financing, shares
BALANCE at Mar. 31, 2024						$ 20	54,062,085	(50,485,493)	(256,009)	3,320,603
BALANCE, shares at Mar. 31, 2024						2,021,236
BALANCE at Dec. 31, 2023						$ 20	54,065,775	(49,195,897)	(221,418)	4,648,480
BALANCE, shares at Dec. 31, 2023						2,021,236
Net Loss										(2,469,950)
BALANCE at Sep. 30, 2024						$ 24	56,012,143	(51,665,848)	(248,072)	4,098,246
BALANCE, shares at Sep. 30, 2024						2,408,071
BALANCE at Dec. 31, 2023						$ 20	54,065,775	(49,195,897)	(221,418)	4,648,480
BALANCE, shares at Dec. 31, 2023						2,021,236
Stock for Services							90,000			$ 90,000
Stock for Services, shares						12,500				12,500
Stock Compensation Expense							122,600			$ 122,600
Net Loss								(3,980,820)		(3,980,820)
Comprehensive Loss									(58,791)	(58,791)
Sale of Common Stock						$ 6	1,683,964			1,683,970
Sale of Common Stock, shares						625,000
Reverse Split Fractional shares						$ 2	(2)
Reverse Split Fractional shares, shares						149,335
BALANCE at Dec. 31, 2024						$ 28	55,962,337	(53,176,717)	(280,209)	2,505,439
BALANCE, shares at Dec. 31, 2024						2,808,071
BALANCE at Mar. 31, 2024						$ 20	54,062,085	(50,485,493)	(256,009)	3,320,603
BALANCE, shares at Mar. 31, 2024						2,021,236
Stock for Services							90,000			90,000
Stock for Services, shares						12,500
Stock Compensation Expense							25,600			25,600
Net Loss								(598,981)		(598,981)
Comprehensive Loss									(21,018)	(21,018)
BALANCE at Jun. 30, 2024						$ 20	54,062,085	(51,084,474)	(277,027)	2,816,204
BALANCE, shares at Jun. 30, 2024						2,033,736
Net Loss								(581,373)		(581,373)
Comprehensive Loss									28,701	28,701
Sale of Common Stock						$ 2	773,998			774,000
Sale of Common Stock, shares						225,000
Reverse Split Fractional shares						$ 2	(2)
Reverse Split Fractional shares, shares						149,335
Cost of Financing							(312,340)			(312,500)
Cost of Financing, shares						12,500
Pre-Funded Warrrants – 450,000							1,372,800			1,372,800
BALANCE at Sep. 30, 2024						$ 24	56,012,143	(51,665,848)	(248,072)	4,098,246
BALANCE, shares at Sep. 30, 2024						2,408,071
BALANCE at Dec. 31, 2024						$ 28	55,962,337	(53,176,717)	(280,209)	2,505,439
BALANCE, shares at Dec. 31, 2024						2,808,071
Net Loss								(793,672)		(793,672)
Comprehensive Loss									(10,880)	(10,880)
BALANCE at Mar. 31, 2025						$ 28	55,962,337	(53,970,389)	(291,089)	1,700,887
BALANCE, shares at Mar. 31, 2025						2,808,071
BALANCE at Dec. 31, 2024						$ 28	55,962,337	(53,176,717)	(280,209)	2,505,439
BALANCE, shares at Dec. 31, 2024						2,808,071
Net Loss										(1,579,225)
BALANCE at Sep. 30, 2025						$ 45	58,736,166	(54,755,942)	(212,027)	3,768,242
BALANCE, shares at Sep. 30, 2025						4,457,444
BALANCE at Mar. 31, 2025						$ 28	55,962,337	(53,970,389)	(291,089)	1,700,887
BALANCE, shares at Mar. 31, 2025						2,808,071
Net Loss								(564,249)		(564,249)
Comprehensive Loss									120,324	120,324
Sale of Common Stock						$ 1	223,594			223,595
Sale of Common Stock, shares						98,655
BALANCE at Jun. 30, 2025						$ 29	56,185,931	(54,534,638)	(170,765)	1,480,557
BALANCE, shares at Jun. 30, 2025						2,906,726
Stock for Services						$ 1	67,500			67,500
Stock for Services, shares						50,000
Net Loss								(221,304)		(221,304)
Comprehensive Loss									(41,262)	(41,262)
Sale of Common Stock						$ 15	2,482,735			2,482,750
Sale of Common Stock, shares						1,500,718
BALANCE at Sep. 30, 2025						$ 45	$ 58,736,166	$ (54,755,942)	$ (212,027)	$ 3,768,242
BALANCE, shares at Sep. 30, 2025						4,457,444